Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 25 — Subsequent Events

The Company evaluated all events and transactions that occurred after March 31, 2025. Other than the event disclosed below and elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.

On April 1, 2025, 4Divinity JP was established under the laws of Japan to serve as the Company’s legal entity presence in Japan, facilitating anticipated business activities and supporting future commercial operations in the region.

On April 30, 2025, Epicsoft Asia (the “Offeror”) made a voluntary conditional cash offer (the “Offer”) of S$0.6029 per share (approximately US$0.4580 per share) to acquire all of the issued and paid-up ordinary shares in the capital of Ban Leong Technologies Limited (“Ban Leong”), a Singaporean company listed on the Singapore Exchange Securities Trading Limited (“SGX-ST”). The Offer became unconditional on May 27, 2025. As the Offeror has received valid acceptances of more than 90% of the total number of issued shares of Ban Leong, the Offeror is entitled to, and will be exercising its right of compulsory acquisition under the Companies Act 1967 of Singapore. Subsequent to the completion of the compulsory acquisition which is currently expected to take place on or around August 25, 2025, Ban Leong will be officially delisted from the SGX-ST. Cash consideration of the Offer will be financed through a combination of an approximately $38.7 million secured term loan facility provided by The Hongkong and Shanghai Banking Corporation Limited, Singapore Branch (the “HSBC term loan facility”) and approximately $10.0 million cash on hand from the Company. The HSBC term loan facility is secured by all assets of GCL Global Pte Ltd, has a five-year term, bears a floating interest rate ranging between 2.5% and 7.5%, and requires quarterly repayments, with the final installment due in July 2030.

The Company concluded that the acquisition of Ban Leong was significant based on assessments using the income test, asset test, and investment test pursuant to S-X Rule 3-05. Pursuant to ASC 805-10-50-2 (h). the unaudited pro forma information of the Company for the year ended March 31, 2025, 2024, and 2023 set forth below gives effect to the business combination as if it had occurred on April 1, 2022 and combines the results of operations of the Company since then. The unaudited pro forma information is presented after applying the Company’s accounting policies and elimination intra-entity transactions, as applicable. The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:

	For the	For the	For the
	Year ended March 31,	Year ended March 31,	Year ended March 31,
	2025	2024	2023
Unaudited pro forma revenue	$286,786,289	$252,275,930	$225,720,027
Unaudited pro forma net income	$8,083,117	$3,527,810	$6,557,743

Due to the timing of the acquisition, the initial purchase accounting is incomplete. The Company is evaluating the potential effects of this acquisition on the consolidated financial statements. The Ban Leong acquisition will be evaluated in accordance with ASC 805, “Business Combination”

On May 21, 2025, the Company entered into a Securities Purchase Agreement with an investor for the issuance of a senior unsecured convertible note with an initial principal amount of US$2.9 million, issued at a discount for a purchase price of US$2.61 million. The note bears interest at 6% per annum, increasing to 18% upon default, and the Company may elect to settle interest payments in cash, ordinary shares, or a combination thereof, subject to specified equity conditions. The note is convertible at the holder’s discretion into the Company’s ordinary shares at a fixed price of US$2.16 per share, subject to customary anti-dilution adjustments. The agreement also provides the investor with the right to purchase up to an additional US$42.6 million in convertible notes.

In connection with that certain Facility Letter dated as of October 1, 2024, as supplemented by the Supplemental Letter dated as of March 12, 2025 and July 7, 2025 between Epicsoft Asia Pte. Ltd. (the “Borrower”), a wholly-owned subsidiary of GCL Global Holdings Ltd. (the “Company” or “GCL”), and Oversea-Chinese Banking Corporation Limited (“OCBC”) for a financing of up to SGD5,000,000 (the “Facility Agreement”), the Company issued to OCBC a warrant (the “OCBC Warrant”) to purchase up to 899,281 ordinary shares of the Company (the “Warrant Shares”) at an exercise price of US$4.17 per share (the “Exercise Price”) to meet one of the conditions precedent for the Borrower to draw down funds under the Facility Agreement. The aggregate Exercise Price payable for the total number of Warrant Shares purchasable under the Warrant shall be US$3,750,000, and shall first be used to repay all principal, interest and other amounts outstanding under the Facility Agreement with the remainder, if any, for the Borrower’s working capital. On July 29, 2025, the Company and OCBC entered into Amendment No. 1 to the Warrant (the “Amendment”) to clarify their commercial understanding that none of the terms of the Warrant shall have any legal effect on the Borrower and/or the Company unless and until the entire SGD 5,000,000 has been disbursed to the Borrower by OCBC under the Facility Agreement; and that OCBC will have no claims for penalties, damages and legal remedies of any kind against either the Company or the Borrower for non-performance of any obligations under the Warrant. The Amendment also provides that, among other things, until the full amount of SGD5,000,000 is disbursed by OCBC to the Borrower pursuant to the Facility Agreement, (i) the Warrant shall not be capable of exercise of any kind, and shall remain un-exercisable; and (ii) OCBC will have no rights to Piggyback Registration (as defined in the Warrant). Under the Amendment, the Company will have six months from the date the full amount of SGD5,000,000 is disbursed to file a registration statement for the public resale of all of the Warrant Shares (as defined in the Warrant). As of the date of issuance of the consolidated financial statements, no fund has been disbursed under the Facility Agreement.